Reserves for Future Policy Benefits - Rollforward of the Present Value of Expected Future Policy Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2021
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	$ 8,335	$ 11,617
Beginning balance at original discount rate	11,048	11,571
Effect of actual variances from expected experience due to mortality		(17)	$ 2
Effect of changes in cash flow assumptions		(90)	(23)
Adjusted beginning balance at original discount rate		10,941	$ 11,550
Issuances	147	138
Interest accrual	127	62
Benefit payments	(697)	(702)
Ending balance at original discount rate	10,518	11,048
Cumulative effect of changes in discount rate assumptions	(2,059)	(2,713)
Ending balance	8,459	8,335
Other business	215	225
Reserve for future policy benefits	8,674	8,560
Less: reinsurance recoverables	(5,083)	(4,992)		$ (2,938)
Adjusted ending balance, net of reinsurance	$ 3,591	$ 3,568		$ 8,841